Comprehensive Income (Details) - USD ($) $ in Thousands			12 Months Ended
		Dec. 31, 2012	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period			$ (46,541)
Accumulated other comprehensive (loss) income, balance at the end of the period			$ (71,016)	$ (46,541)
CareerBuilder, LLC
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Ownership in equity method investment, percent			32.10%
Television Food Network, G.P.
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Ownership in equity method investment, percent			31.30%
Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period		$ (908,124)
Fresh-Start Adjustment, Increase (Decrease), Accumulated Other Comprehensive Income (Loss)	[1]	908,124
Elimination of accumulated other comprehensive income (loss)		(1,070,764)
Other Comprehensive Income Loss Reclassification Adjustment From AOCI Pension and Other Postretirement Benefit Plans For Net Gain Loss Tax Continued and Discontinued Operations		163,183
Other Comprehensive Income Foreign Currency Translation Gain Loss Arising During Period Tax Continued and Discontinued Operations		(543)
Predecessor | Unrecognized Benefit Plan Gains and Losses
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period		(905,314)
Fresh-Start Adjustment, Increase (Decrease), Accumulated Other Comprehensive Income (Loss)	[1]	905,314
Predecessor | Unrecognized Benefit Plan Gains and Losses | Pension Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period		(947,724)
Predecessor | Unrecognized Benefit Plan Gains and Losses | Other Postretirement Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period		43,000
Predecessor | Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period		(2,810)
Fresh-Start Adjustment, Increase (Decrease), Accumulated Other Comprehensive Income (Loss)	[1]	2,810
Predecessor | Unrecognized Gain on Marketable Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period		0
Fresh-Start Adjustment, Increase (Decrease), Accumulated Other Comprehensive Income (Loss)		0
Successor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period			$ (46,541)	140,685
Other comprehensive (loss) income			(24,475)	(185,136)	$ 140,685
Distributed in Publishing Spin-off				(2,090)
Accumulated other comprehensive (loss) income, balance at the end of the period		0	(71,016)	(46,541)	140,685
Successor | Unrecognized Benefit Plan Gains and Losses
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period			(49,323)	140,590
Other comprehensive (loss) income			(8,068)	(187,830)	140,590
Distributed in Publishing Spin-off				(2,083)
Accumulated other comprehensive (loss) income, balance at the end of the period		0	(57,391)	(49,323)	140,590
Successor | Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period			(2,665)	95
Other comprehensive (loss) income	[2]		(13,099)	(2,753)	95
Distributed in Publishing Spin-off				(7)
Accumulated other comprehensive (loss) income, balance at the end of the period		0	(15,764)	(2,665)	95
Successor | Foreign Currency Translation Adjustments | CareerBuilder, LLC and Television Food Network G.P.
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive (loss) income	[2]		(2,261)	(2,365)
Successor | Unrecognized Gain on Marketable Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive (loss) income, balance at beginning of the period			5,447	0
Other comprehensive (loss) income			(3,308)	5,447	0
Distributed in Publishing Spin-off				0
Accumulated other comprehensive (loss) income, balance at the end of the period		$ 0	$ 2,139	$ 5,447	$ 0

[1]	(1)As a result of the adoption of fresh-start reporting, amounts included in the Predecessor’s accumulated other comprehensive (loss) income at December 30, 2012 were eliminated. As a result, the Company recorded $1.071 billion of previously unrecognized pretax losses in reorganization items, net in the Predecessor’s Consolidated Statement of Operations for December 31, 2012. The net balance at December 30, 2012 of $(905) million for benefit plans was comprised of $(948) million related to pension plans and $43 million related to other postretirement plans.
[2]	(2)The changes included a loss of $2 million in each of 2015 and 2014, net of taxes, and an immaterial impact for 2013, related to the Company’s 32.1% investment interest in CareerBuilder and the Company’s 31.3% investment interest in TV Food Network. See Note 9 for the discussion of the Company’s equity-method investments.